CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Service Revenues
Mobile value added services		$ 139,588	$ 106,103	$ 103,519
Advertising services (including transactions with related parties of US$23, US$30 and US$0 for the years ended December 31, 2013, 2014 and 2015, respectively)		71,721	72,903	36,623
Enterprise mobility		27,416	16,035	14,174
Other services		5,352	4,641	3,559
Product Revenues
Enterprise mobility (including transactions with a related party of US$56 , US$5,362 and US$1,533 for the years ended December 31, 2013, 2014 and 2015, respectively)		162,614	132,642	38,827
Total net revenues		406,691	332,324	196,702
Cost of revenues*
Cost of services (including transactions with a related party of US$184, US$0 and US$117 for the years ended December 31, 2013, 2014 and 2015, respectively)		(158,446)	(98,235)	(43,557)
Cost of products sold		(160,906)	(128,416)	(37,371)
Total cost of revenues		(319,352)	(226,651)	(80,928)
Gross profit		87,339	105,673	115,774
Operating expenses
Selling and marketing expenses* (including transactions with a related party of US$0, US$163 and US$0 for the years ended December 31, 2013, 2014 and 2015, respectively)		(26,752)	(29,962)	(25,810)
General and administrative expenses		(65,458)	(131,001)	(77,026)
Research and development expenses		(29,020)	(25,665)	(17,437)
Total operating expenses		(121,230)	(186,628)	(120,273)
Loss from operations		(33,891)	(80,955)	(4,499)
Interest income/(expenses), net		(4,662)	(5,360)	411
Realized gain on available-for-sale investments		1,435	$ 65	$ 5
Realized gain on disposal of a subsidiary		56,211
Impairment loss		(15,452)	$ (5,967)
Foreign exchange (loss)/gain, net		(1,693)	(391)	$ 1,784
Other income, net		6,778	19,514	2,083
(Loss)/ Income before income taxes		8,726	(73,094)	(216)
Income tax expenses		(9,243)	(5,518)	(1,117)
Net loss		(517)	(78,612)	(1,333)
Net (income)/loss attributable to the non-controlling interest		911	2,125	$ (523)
Net income attributable to the mezzanine classified non-controlling interest		(1,697)	(251)
Net loss attributable to NQ Mobile Inc.		(1,303)	(76,738)	$ (1,856)
Net loss		(517)	(78,612)	(1,333)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil income taxes		(38,191)	362	4,808
Comprehensive income/(loss)		(38,708)	(78,250)	3,475
Comprehensive (income)/loss attributable to the non-controlling interest		4,869	2,103	$ (523)
Comprehensive income attributable to the mezzanine classified non-controlling interest		(1,697)	(251)
Comprehensive income/(loss) attributable to NQ Mobile Inc.		(35,536)	(76,398)	$ 2,952
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense		164	263	370
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		683	1,430	2,310
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		16,077	81,129	50,708
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense		$ (366)	$ 1,022	$ 2,016
Class A and Class B Common Share [Member]
Other comprehensive income/(loss)
Net loss per share, basic (in US dollars per share)	[1]	$ (0.003)	$ (0.19)	$ (0.01)
Net loss per share, diluted (in US dollars per share)	[1]	$ (0.003)	$ (0.19)	$ (0.01)
Weighted average number of shares outstanding:
Basic (in shares)		466,691,632	403,443,828	273,981,547
Diluted (in shares)		466,691,632	403,443,828	273,981,547
ADS [Member]
Other comprehensive income/(loss)
Net loss per share, basic (in US dollars per share)	[2]	$ (0.014)	$ (0.95)	$ (0.03)
Net loss per share, diluted (in US dollars per share)	[2]	$ (0.014)	$ (0.95)	$ (0.03)
Weighted average number of shares outstanding:
Basic (in shares)		93,338,326	80,688,766	54,796,309
Diluted (in shares)		93,338,326	80,688,766	54,796,309

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes. 33,678,210 and 33,678,210 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the years ended December 31, 2014 and 2015, as their effect is anti-dilutive.
[2]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the years ended December 31, 2013, 2014 and 2015 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.